United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: March 31, 2012"
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

"Name:  	Foster & Motley, Inc."
"Address:  	7755 Montgomery Road, Suite 100"
"          	Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, " "and that it is understood that all required items, statements, " "lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence J. Bernhard
Title:  CCO
Phone:  513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence Bernhard, Cincinnati, OH, April 16, 2012"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 	132
Form 13F Information Table Value Total:  292,539 (thousands)

List of Other Included Managers:  None

                                                              Form 13F Information Table

                                       Title of                Value              Investment    Other     Voting Auth
            Name of Issuer               Class       Cusip    (x$1000)  Shares    Discretion   Managers      Sole
Apple Computer Inc                    com        037833100       1,481     2,471     sole                        2,471
Amerisource Bergen                    com        03073E105         759    19,150     sole                       19,150
Abbott Laboratories                   com        002824100       8,253   134,661     sole                      134,661
ACE Limited                           com        H0023R105       2,811    38,403     sole                       38,403
Accenture Ltd Cl A                    com        G1151C101       3,490    54,102     sole                       54,102
Auto Data Processing                  com        053015103       1,372    24,866     sole                       24,866
American Electric Power Co., Inc      com        025537101       3,588    92,995     sole                       92,995
American Realty Capital Trust REIT    com        02917L101       8,477   825,380     sole                      825,380
BlackRock Senior High Inc Fund        com        09255T109          49    11,950     sole                       11,950
American Express Company              com        025816109       3,484    60,206     sole                       60,206
Baxter International Inc              com        071813109       1,551    25,937     sole                       25,937
Becton Dickinson & Co                 com        075887109       5,186    66,787     sole                       66,787
BHP Billiton Ltd                      ADR        088606108         207     2,855     sole                        2,855
The Bank Of Nova Scotia               com        064149107       4,457    79,525     sole                       79,525
ConAgra Foods, Inc.                   com        205887102       4,014   152,855     sole                      152,855
Chubb Corp                            com        171232101       6,936   100,365     sole                      100,365
Cerner Corp                           com        156782104         793    10,412     sole                       10,412
CF Industries Holdings, Inc.          com        125269100       3,732    20,435     sole                       20,435
iShares Barclays Intermediate Credit  iShares    464288638         355     3,265     sole                        3,265
Colgate-Palmolive Co                  com        194162103         844     8,633     sole                        8,633
CMS Energy Corp                       com        125896100       2,424   110,190     sole                      110,190
ConocoPhillips                        com        20825C104       5,222    68,704     sole                       68,704
Cisco Systems Inc                     com        17275R102       4,055   191,706     sole                      191,706
iShares Barclays 1-3 Yr Credit Bond   iShares    464288646         490     4,666     sole                        4,666
CSX Corp.                             com        126408103         510    23,720     sole                       23,720
CenturyLink                           com        156700106         390    10,078     sole                       10,078
C V S Caremark Corp.                  com        126650100         403     8,998     sole                        8,998
Chevron Corp                          com        166764100       8,639    80,580     sole                       80,580
Dominion Resources Inc.               com        25746U109         290     5,665     sole                        5,665
PowerShares DB Commodity Index Trac   com        73935S105       3,356   116,525     sole                      116,525
Deere & Co                            com        244199105         352     4,355     sole                        4,355
Dell Inc.                             com        24702R101         922    55,560     sole                       55,560
Disney Walt Hldg Co                   com        254687106         912    20,840     sole                       20,840
PowerShares DB Commodity Long ETN     com        25154H459         218    12,045     sole                       12,045
DTF Tax free Income Inc.              com        23334J107         899    54,140     sole                       54,140
M S Emerging Mkts Domestic Debt       com        617477104       5,065   311,862     sole                      311,862
Equifax Inc                           com        294429105         265     5,995     sole                        5,995
EastGroup Properties Inc.             com        277276101       1,216    24,215     sole                       24,215
Eaton Corporation                     com        278058102       2,438    48,918     sole                       48,918
Family Dollar Stores Inc              com        307000109         392     6,190     sole                        6,190
Firstenergy Corp                      com        337932107         241     5,280     sole                        5,280
Franklin Street Properties Corp.      com        35471R106         191    18,015     sole                       18,015
General Dynamics Corp                 com        369550108         311     4,235     sole                        4,235
Market Vectors Gold Miners ETF        Gold ETF   57060U100       2,478    50,025     sole                       50,025
General Electric                      com        369604103         438    21,839     sole                       21,839
General Mills Inc                     com        370334104       4,273   108,315     sole                      108,315
SPDR Gold Shares                      Gold       78463V107       2,005    12,368     sole                       12,368
Genuine Parts Co                      com        372460105         979    15,600     sole                       15,600
Hasbro Inc                            com        418056107         219     5,965     sole                        5,965
Hess Corporation                      com        42809H107       2,410    40,890     sole                       40,890
Hugoton Royalty Trust                 com        444717102         595    40,555     sole                       40,555
Western Asset High Income Oppty Fd    com        95766K109         139    22,595     sole                       22,595
Highwood Properties Inc               com        431284108         750    22,520     sole                       22,520
Home Properties Inc                   com        437306103         524     8,595     sole                        8,595
Honeywell International               com        438516106         967    15,833     sole                       15,833
Hewlett-Packard Company               com        428236103       1,049    44,005     sole                       44,005
Hospitality Properties Trust          com        44106M102       1,017    38,425     sole                       38,425
Block H & R Incorporated              com        093671105         446    27,085     sole                       27,085
Harris Corporation                    com        413875105         318     7,045     sole                        7,045
Market Vectors High-Yield Muni ETF    ETF        57060U878         956    30,513     sole                       30,513
iShares iBoxx $ High Yield Corporat   iShares    464288513       2,615    28,830     sole                       28,830
IShares COMEX Gold Trust              iShares    464285105       2,165   133,055     sole                      133,055
Intl Business Machines                com        459200101      11,301    54,163     sole                       54,163
CBRE Clarion Global Real Estate Inc   com        12504G100       1,221   151,905     sole                      151,905
Intel Corp                            com        458140100       4,241   150,830     sole                      150,830
Market Vectors Intermediate Muni ET   com        57060U845         600    26,110     sole                       26,110
Illinois Tool Works                   com        452308109         668    11,700     sole                       11,700
Johnson & Johnson                     com        478160104       3,601    54,600     sole                       54,600
SPDR Barclays Cap. High Yield Bond    ETF        78464A417       1,100    27,950     sole                       27,950
J P Morgan Chase & Co.                com        46625H100         328     7,144     sole                        7,144
Kimberly-Clark Corp                   com        494368103       1,820    24,625     sole                       24,625
Coca Cola Company                     com        191216100         337     4,554     sole                        4,554
Kroger Company                        com        501044101       3,012   124,310     sole                      124,310
iShares iBoxx Inv Grade Corp Bond     iShares    464287242       1,131     9,784     sole                        9,784
Lexmark International Inc.            com        529771107         508    15,290     sole                       15,290
Mastercard Incorporated               com        57636Q104         431     1,025     sole                        1,025
iShares Barclays MBS Bond             iShares    464288588       4,685    43,400     sole                       43,400
McDonald's Corp.                      com        580135101       7,743    78,925     sole                       78,925
McKesson HBOC Inc                     com        58155Q103       1,399    15,941     sole                       15,941
Medtronic Inc                         com        585055106         785    20,033     sole                       20,033
McGraw-Hill Companies Inc.            com        580645109       1,164    24,015     sole                       24,015
3M Company                            com        88579Y101       4,721    52,921     sole                       52,921
Marathon Petroleum Corporation        com        56585A102         204     4,709     sole                        4,709
Marathon Oil Company                  com        565849106         454    14,322     sole                       14,322
M S Emerging Mkt Debt                 com        61744H105         139    12,850     sole                       12,850
Microsoft Corp                        com        594918104       6,216   192,725     sole                      192,725
PIMCO Intermediate Muni Bond Strgy    com        72201R866         656    12,325     sole                       12,325
Annaly Capital Management             com        035710409       5,022   317,444     sole                      317,444
Northrop Grumman Corp                 com        666807102       3,324    54,423     sole                       54,423
Norfolk Southern Corp                 com        655844108       1,603    24,348     sole                       24,348
Omnicom Group Inc                     com        681919106       1,784    35,221     sole                       35,221
Oracle Corporation                    com        68389X105       2,294    78,679     sole                       78,679
Occidental Pete Corp                  com        674599105       1,477    15,505     sole                       15,505
PepsiCo Incorporated                  com        713448108       1,818    27,394     sole                       27,394
Pfizer Incorporated                   com        717081103       4,040   178,406     sole                      178,406
Procter & Gamble                      com        742718109       7,990   118,878     sole                      118,878
Philip Morris International Inc       com        718172109       2,051    23,145     sole                       23,145
PPG Industries Inc                    com        693506107       4,426    46,203     sole                       46,203
Ross Stores, Inc                      com        778296103       1,391    23,935     sole                       23,935
Cohen & Steers Quality Income Realt   com        19247L106         298    30,313     sole                       30,313
Republic Services, Inc                com        760759100         210     6,885     sole                        6,885
SPDR Dow Jones REIT                   ETF        78464A607         580     8,190     sole                        8,190
Western Asset Intermediate Muni Fd    com        958435109         381    37,945     sole                       37,945
Sabine Royalty Trust                  com        785688102       1,566    26,040     sole                       26,040
Schlumberger LTD                      com        806857108         248     3,540     sole                        3,540
Simon Ppty Group New                  com        828806109       1,104     7,576     sole                        7,576
Stereotaxis Inc                       com        85916J102           9    14,200     sole                       14,200
Suncor Energy Inc                     com        867224107       1,318    40,305     sole                       40,305
A T & T Inc.                          com        00206R102       3,102    99,335     sole                       99,335
Toronto-Dominion Bank                 com new    891160509       7,646    90,003     sole                       90,003
Teleflex, Inc.                        com        879369106         704    11,510     sole                       11,510
Target Corporation                    com        87612E106         688    11,800     sole                       11,800
iShares Barclays TIPS Bond            iShares    464287176         547     4,648     sole                        4,648
T J X Cos Inc                         com        872540109       3,607    90,834     sole                       90,834
Total S.A. ADS                        ADR        89151E109         249     4,865     sole                        4,865
TCW Strategic Income Fund, Inc.       com        872340104         865   168,010     sole                      168,010
Texas Instruments Inc                 com        882508104       1,223    36,398     sole                       36,398
U G I Corporation New                 com        902681105       5,536   203,174     sole                      203,174
UnitedHealth Group Inc.               com        91324P102         511     8,666     sole                        8,666
Union Pacific                         com        907818108       2,252    20,950     sole                       20,950
US Bancorp                            com new    902973304       5,216   164,646     sole                      164,646
United Technologies Corp              com        913017109       6,638    80,034     sole                       80,034
V F Corporation                       com        918204108       1,034     7,080     sole                        7,080
Verizon Communications                com        92343V104       5,126   134,083     sole                      134,083
Walgreen Company                      com        931422109         548    16,350     sole                       16,350
Wisconsin Egy Cp Hldg Co              com        976657106         482    13,710     sole                       13,710
Wells Fargo & Company                 com        949746101         639    18,704     sole                       18,704
Wal-Mart Stores Inc                   com        931142103       8,060   131,698     sole                      131,698
Washington REIT                       com        939653101       1,395    46,960     sole                       46,960
Western Union Company                 com        959802109         353    20,050     sole                       20,050
Exxon Mobil Corporation               com        30231G102       8,489    97,882     sole                       97,882
Xylem Inc.                            com        98419M100         847    30,515     sole                       30,515